Operating Lease (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.
	December 31, 2023	December 31, 2022
Right of use assets	$1,680,547	$175,004

Operating lease liabilities, current	$761,904	$299,461
Operating lease liabilities, noncurrent	1,003,943	19,394
Total operating lease liabilities	$1,765,847	$318,855

Schedule of Other information about the Company’s Leases	Other information about the Company’s leases is as follows:
	For the Years Ended December 31,
	2023	2022	2021
Operating cash flows used in operating leases	$762,963	$223,122	$—
Weighted average remaining lease term (years)	2.47	0.56	—
Weighted average discount rate	4.74%	4.75%	—

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2023:
December 31, 2023
For the year ending December 31, 2024	$832,395
For the year ending December 31, 2025	814,940
For the year ending December 31, 2026	222,256
Total lease payments	1,869,591
Less: Imputed interest	(103,744)
Present value of lease liabilities	$1,765,847